Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of supplementary cash flow information

	Year ended December 31, 2025		Year ended December 31, 2024
Non-cash investing and financing activities	$		$
Mining assets additions included in accounts payable		17,936		2,117
Amortization capitalized to mining assets		466		376
Revision in estimate in restoration provision		(3,634)		579
Shares issued on acquisition of 100% of US Tungsten		12,463		-
Shares issued on cashless exercise of options		6,422		-
Shares issued on exercise of CDI options		31,251		-
Shares issued on exercise of warrants		1,421		-
Shares issued on settlement of RSUs		2,389		-
Shares issued for conversion of debt		49,749		9,265
Shares issued for settlement of debt		90		1,572